Going Concern Uncertainties and Liquidity Requirements (Details Narrative) - USD ($)	3 Months Ended		12 Months Ended
	Nov. 30, 2020	Nov. 30, 2019	Aug. 31, 2020	Aug. 31, 2019
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Accumulated Deficit	$ (6,410,173)		$ (6,056,949)	$ (1,127,601)
Revenues	$ 4,530	$ 10,003	$ 27,004	$ 0